Provisions - Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jan. 31, 2020
Statement Line Items [Line Items]
Opening balance	$ 7,640	$ 2,380
Additional provisions recognised	5,743	5,213
Amounts used during the year	(2,422)	(6)
Other movements		(69)
Exchange differences	(127)	122
Ending Balance	10,834	7,640
Other Provisions [Member]
Statement Line Items [Line Items]
Opening balance	5,205
Additional provisions recognised	5,717	5,205
Amounts used during the year	(1,983)
Other movements
Exchange differences	(98)
Ending Balance	8,841	5,205
Make Good [Member]
Statement Line Items [Line Items]
Opening balance	2,435	2,380
Additional provisions recognised	26	8
Amounts used during the year	(439)	(6)
Other movements		(69)
Exchange differences	(29)	122
Ending Balance	$ 1,993	$ 2,435